Share Capital	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share Capital

Note 19. Share Capital

	Common Shares	Preference A Shares	Preference B Shares	Preference C Shares
Shares outstanding as of January 1, 2025	40,677,840	20,762,302	24,173,854	15,135,490
Shares issued during the period	-	-	-	8,303,032
Shares outstanding as of June 30, 2025	40,677,840	20,762,302	24,173,854	23,438,522

Shares outstanding as of January 1, 2026	47,040,730	20,762,302	24,173,854	23,438,522
Shares issued during the period	26,783,471	-	-	-
Shares transferred between classes	68,374,678	(20,762,302)	(24,173,854)	(23,438,522)
Shares outstanding as of June 30, 2026	142,198,879	0	0	0

In April 2026, as part of a recapitalization in anticipation of the company’s listing, the shareholders approved an increase in authorized shares and a stock split at a ratio of 3.15-for-1, this was registered with the Swedish Companies Registration Office (SWE: Bolagsverket) May 27, 2026. The Company’s share capital SEK 555 thousand divided into 38,439,933 shares of common stock with a par value of SEK 0.01444504 each became SEK 555 thousand divided into 121,106,421 shares of common stock with a par value of SEK 0.00458495 each.

On June 30, 2026, the Annual General Meeting of the Company resolved, among other things, a new issue of a maximum of 10,799,136 shares and a directed issue of a maximum of 34,341,252 warrants, divided across three different series. Both issues were resolved to provide the Company with flexibility for potential future investments. As of June 30, 2026, there are no obligations as no shares or warrants have been subscribed for. As the Group incurred a loss during the period ended June 30, 2026, all potentially issuable instruments are expected to be anti-dilutive.

All numbers of shares of common stock, including preference shares, and per share common stock data in the accompanying interim financial statements and related notes have been retroactively adjusted to reflect this stock split for all periods presented.

All shares are authorized, issued and fully paid.